Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Inventories [Line Items]
Finished goods	$ 2,529		$ 2,311
Work-in-process	3,794		3,514
Raw materials and supplies	740		785
Total inventories	7,063		6,610
Noncurrent portion not included above	$ 761	[1]	$ 800	[1]

[1]	Included in Taxes and other noncurrent assets. There are no recoverability issues associated with these amounts.